UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23320

Procure ETF Trust I
(Exact name of registrant as specified in charter)

16 Firebush Road, Levittown, PA 19056
(Address of principal executive offices) (Zip code)

Robert Tull, 16 Firebush Road, Levittown, PA 19056
(Name and address of agent for service)

1-866-690-3837
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2021

Date of reporting period: April 30, 2021

Item 1. Reports to Stockholders.

PROCURE

ETFs

# Semi-Annual Report

## April 30, 2021

LGBTQ + ESG100 ETF
Ticker: LGBT

LGBTQ + ESG100 ETF

TABLE OF CONTENTS
April 30, 2021 (Unaudited)

Page
Statement of Assets and Liabilities	3

Notes to the Financial Statement	4

Information about Trustees and Officers	7

LGBTQ + ESG100 ETF
Financial Statement
Statement of Assets and Liabilities
April 30, 2021 (Unaudited)

LGBTQ + ESG100
ETF
Assets:

Cash at Custodian	$100,000
Total Assets	$100,000

Liabilities:	$—
Total Liabilities	$—

Net Assets:	$100,000

Net Assets Consist of:
Paid-In Capital	$100,000

Net Asset Value
(unlimited shares authorized):
Net Assets	$100,000
Capital Shares Issued and Outstanding	4,000

Net Asset Value, Offering and Redemption
Price Per Share	$25.00

The accompanying notes are an integral part of this financial statement.

LGBTQ + ESG100 ETF

NOTES TO FINANCIAL STATEMENT
April 30, 2021 (Unaudited)

1.
Organization

Procure ETF Trust I (the “Trust”), a Delaware statutory trust organized on June 11, 2019, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and authorized to have multiple investment series, one of which is the LGBTQ + ESG100 ETF (the “Fund”), a diversified series of the Trust. The investment objective of the Fund is to provide investment results that, before fees and expenses, correspond generally to the total return performance of an equity index called the “LGBTQ100 ESG Index” developed by Loyalty Preference Index, Inc. As of April 30, 2021 the Trust has had no operations other than those actions relating to organizational and registration matters, including the sale and issuance to ProcureAM LLC, (the “Sole Shareholder” or “Advisor”) of 4,000 shares of the Fund. The proceeds of the 4,000 shares were held in cash. The Fund currently offers one class of shares that has no front-end sales load, no deferred sales charge and no redemption fee. The Fund may issue an unlimited number of shares (“Shares”) of beneficial interest, with no par value. All Shares of the Fund have equal rights and privileges.

Shares of the Fund are expected to be listed and traded on the Nasdaq, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund expects to issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 25,000 Shares, called “Creation Units.” Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally will trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). Authorized Participants must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by Quasar Distributors, LLC (the “Distributor”), and that has been accepted by the Fund’s transfer agent, with respect to purchases and redemptions of Creation Units. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

2.
Summary of Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statement. The financial statement has been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Use of Estimates

The preparation of the financial statement in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of this financial statement. Actual results could differ from those estimates.

(b) Indemnifications

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with service providers and others that provide general indemnification clauses. The Fund’s maximum exposure under the contracts is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

(c) Federal Income Taxes

The Fund intends to elect and to qualify to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund generally will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. The Fund generally intends to operate in a manner such that it will not be liable for federal income or excise taxes.

(d) Organizational and Offering Costs

All organizational and offering costs for the Fund will be borne by the Advisor and are not subject to reimbursement.

(e) Cash

Cash includes non-interest bearing non-restricted cash with one institution.

3.
Agreements

Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor agrees to pay all expenses of the Trust, except brokerage and other transaction expenses including taxes; acquired fund fees and expenses; extraordinary legalfees or expenses, such as those for litigation or arbitration; other extraordinary expenses; distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor hereunder. For services provided to the Fund, the Fund pays the Advisor 0.75% at an annual rate based on the Fund’s average daily net assets. Advisory fees won’t be charged until commencement of operations.

Penserra Capital Management, LLC intends to serves as the Sub-Advisor (the “Sub-Advisor”) to the fund. The Sub-Advisor has overall responsibility for selecting and continuously monitoring the Fund’s investments. The Advisor has overall responsibility for overseeing the investment of the Fund’s assets, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust.

U.S. Bank Global Fund Services, a subsidiary of U.S. Bancorp, serves as the Fund’s fund accountant, administrator and transfer agent pursuant to certain fund accounting servicing, fund administration servicing and transfer agent servicing agreements. U.S. Bank National Association, a subsidiary of U.S. Bancorp, serves as the Fund’s custodian pursuant to a custody agreement. Quasar Distributors, LLC serves as the Fund’s distributor pursuant to a distribution agreement.

The Fund has adopted a Distribution and Service (12b-1) Plan, pursuant to which payments of up to 0.25% of the average daily net assets may be made by the Fund. The Board of Trustees of the Fund has determined that no such payment will be made, and there are no plans in place to implement the fee.

A Trustee and certain officers of the Trust are also employees/officers of the Advisor.

4.
Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of this financial statement, the Advisor owned 100% of the outstanding shares of the Fund.

5.
Subsequent Events

The inception date of the Fund was May 17, 2021. In preparing this financial statement, Management has evaluated events and transactions for potential recognition or disclosure through the date this financial statement was issued. There were no events or transactions that occurred during the period subsequent April 30, 2021, that materially impacted the amounts or disclosures in the Fund’s financial statement.

LGBTQ + ESG100 ETF
Trustees and Officers

Independent Trustees:

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years

Lawrence Larkin (1939)	Trustee	Term: Unlimited Served since November 2019	Larkin Consulting, LLC (President, 2000 to Present)	1	None
Arlene Reyes (1964)	Trustee	Term: Unlimited Served since November 2019	Varmer Inc. (COO, 1998 to Present); Coffee and Chocolate Farming, Sabana Grande (President, 2014 to Present)	1	None
James Brenner (1984)	Trustee	Term: Unlimited Served since November 2019	Triton Partners (Investor Relations, December 2019 to Present); Patria Investments (Investor Relations & Business Development, 2016 to 2019); PineBridge Investments (Vice President - Institutional Sales, 2010-2016)	1	Trustee, Procure ETF Trust II (since 2018)

Interested Trustee:

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years

Robert Tull (4) (1952)	Chairman and Trustee, President and Chief Operating Officer	Term: Unlimited Served since June 2019	Procure Holdings LLC (President, 2018 to Present); Robert Tull & Co. (President, 2005 to Present)	1	Virtus ETFs

LGBTQ + ESG100 ETF

Other Officers:

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years

Stacey Gillespie (1974)	Chief Compliance Officer	Term: Unlimited Served since November 2019	Cipperman Compliance Services, LLC (Managing Director, 2015 to Present); Boenning & Scattergood, Inc. (Chief Compliance Officer, 2007 to 2015)
Andrew Chanin (1985)	Secretary	Term: Unlimited Served since June 2019	Procure Holdings LLC (Chief Executive Officer, 2018 to Present); PureShares, LLC (CEO/COO, 2011 to Present)
Adrienne Binik-Chanin (1951)	Treasurer, Chief Financial Officer and Principal Accounting Officer	Term: Unlimited Served since June 2019	Procure Holdings LLC (CFO, 2018 to Present); ProcureAM LLC (CFO, 2017 to Present); PureShares, LLC (Accountant, 2015 to Present); Chester Medical Associates (Comptroller, 1990 to Present)

(1) The address of each Trustee or officer is c/o ProcureAM, LLC, 16 Firebush Road, Levittown, PA 19056.
(2) Trustees and Officers serve until their successors are duly elected and qualified.
(3) The Fund is part of a “fund complex” as defined in the 1940 Act. The fund complex includes all open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this SAI, the fund complex consists of two funds.
(4) Robert Tull is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliation with the Adviser.

Advisor
ProcureAM, LLC
16 Firebush Road
Levittown, PA 19056

Sub-Advisor
Penserra Capital Management, LLC
4 Orinda Way, Suite 100-A
Orinda, CA 94563

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Fund Accountant, Transfer Agent and Fund Administrator
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Legal Counsel
Chapman & Cutler LLP
1270 Avenue of the Americas, 30th Floor
New York, NY 10020

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)
Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Procure ETF Trust I                                                                                                           ________________

By (Signature and Title)* /s/ Robert Tull
Robert Tull, Principal Executive Officer/President

Date 07/06/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert Tull
Robert Tull, Principal Executive Officer/President

Date  07/06/2021

By (Signature and Title)*/s/ Adrienne Binik-Chanin
          Adrienne Binik-Chanin, Chief Financial Officer/Treasurer

Date 07/06/2021

* Print the name and title of each signing officer under his or her signature